Share-based Payment Expense - Summary of Assumptions of Fair Value Options (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€) yr	Dec. 31, 2016 EUR (€) yr	Dec. 31, 2015 EUR (€) yr
2010 Savings-related share option - 3 year [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Weighted average exercise price (€)	€ 27.86	€ 20.83	€ 21.12
Risk-free interest rate (%)	(0.72%)	(0.48%)	(0.22%)
Expected dividend payments over the expected life (€)	€ 2.07	€ 1.95	€ 1.91
Expected volatility (%)	20.90%	21.80%	21.60%
Expected life in years | yr	3	3	3
2010 Savings-related share option - 5 year [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Weighted average exercise price (€)	€ 27.86	€ 20.83	€ 21.12
Risk-free interest rate (%)	(0.45%)	(0.33%)	(0.09%)
Expected dividend payments over the expected life (€)	€ 3.55	€ 3.32	€ 3.25
Expected volatility (%)	20.60%	22.90%	27.80%
Expected life in years | yr	5	5	5